Voya Emerging Markets Equity Dividend Fund
Voya Emerging Markets Equity Dividend Fund
INVESTMENT OBJECTIVE
The Fund seeks total return through a combination of income, capital gains, and capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 94) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 135).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees - Voya Emerging Markets Equity Dividend Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses - Voya Emerging Markets Equity Dividend Fund		Class A	Class B	Class C	Class I	Class O	Class W
Management Fees	[1]	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	none
Other Expenses		1.58%	1.58%	1.58%	1.35%	1.58%	1.58%
Total Annual Fund Operating Expenses		2.93%	3.68%	3.68%	2.45%	2.93%	2.68%
Waivers and Reimbursements	[2]	(1.28%)	(1.28%)	(1.28%)	(1.05%)	(1.28%)	(1.28%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.65%	2.40%	2.40%	1.40%	1.65%	1.40%
[1]	The portion of the management fee attributable to the advisory services is 1.05% and the portion of the management fee attributable to the administrative services is 0.05%.
[2]	The adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2017. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.65%, 2.40%, 2.40%, 1.40%, 1.65%, and 1.40% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, though March 1, 2017. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund's board.

Expense Examples
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Voya Emerging Markets Equity Dividend Fund - USD ($)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	733	1,316	1,923	3,554
Class B	743	1,308	1,994	3,684
Class C	343	1,008	1,794	3,850
Class I	143	663	1,211	2,707
Class O	168	786	1,430	3,161
Class W	143	711	1,306	2,918

Expense Example, No Redemption - Voya Emerging Markets Equity Dividend Fund - USD ($)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	733	1,316	1,923	3,554
Class B	243	1,008	1,794	3,684
Class C	243	1,008	1,794	3,850
Class I	143	663	1,211	2,707
Class O	168	786	1,430	3,161
Class W	143	711	1,306	2,918

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Equity securities shall be considered as dividend producing generally with reference to their historical practices in paying dividends. The sub-adviser (“Sub-Adviser”) defines an issuer in an emerging market country as one that meets one or more of the following factors: (i) whose principal securities trading markets are in emerging market countries; (ii) that derives at least 50% of its total revenue or profit from either goods produced or sold, investments made or services performed in emerging market countries; (iii) that has at least 50% of its assets in emerging market countries; or (iv) that is organized under the laws of, or with principal offices in, emerging market countries.

An emerging market country includes any country which is presently in the MSCI Emerging Markets Index, the Emerging Market Database of Standard and Poor’s (“S&P”), or the Dow Jones Emerging Markets Total Stock Market IndexSM, or those countries which generally are considered to be emerging market countries by the international financial community such as the World Bank or International Monetary Fund. For example, emerging market countries may include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Fund normally expects that its assets will be invested across a broad range of emerging market countries, industries, and market sectors. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, and exchange-traded funds. The Fund may also invest in real estate securities including real estate investment trusts.

The Fund may invest in derivative instruments including swaps, futures, and options on equity securities and/or international, regional or country indices for risk management, investment or liquidity purposes.

The Fund may also invest in equity securities that do not pay dividends if they are believed to represent an attractive opportunity or for risk management purposes, and may retain equity securities of companies that formerly paid dividends but ceased doing so. In addition, the Fund may invest up to 20% of its assets in the equity securities of issuers in countries which are not considered emerging markets.

The Fund may focus its investments in the financial services sector.

The Sub-Adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI Emerging Markets Index. During the security selection process, the Sub-Adviser will begin by quantitatively screening the emerging market equity universe for equity securities that meet certain proprietary criteria that may include dividend yield, market capitalization and liquidity, among other criteria. Once this screening process is complete, the Sub-Adviser will evaluate a number of fundamental factors, including earnings, capital structure, dividend growth and credit ratings. Under normal market conditions, the Fund will invest in approximately 60 to 120 equity securities, seeking to reduce the Fund’s exposure to individual stock and country risk. The Sub-Adviser selects securities for the Fund’s portfolio through a bottom-up process that is based upon quantitative screening and fundamental industry, sector and company analysis. The Sub-Adviser may select equity securities that do not meet all of these criteria if they are believed to represent an attractive investment opportunity or for risk management purposes. The Sub-Adviser may also change its position in an equity security if it believes there has been deterioration in the outlook for the sustainability of the dividends or the general earnings growth prospects of a company held in the Fund’s portfolio.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

Liquidation - On January 14, 2016, the Fund’s Board of Trustees approved a proposal to liquidate the Fund on or about April 8, 2016. The Fund was closed to new investment effective January 15, 2016.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Currency: To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Fund’s ability to execute its investment strategy may be limited.

Focused Investing: To the extent that the Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. The Fund is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For funds that invest in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Class W shares performance shown for the period prior to their inception date is the performance of Class A shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 32.86% and Worst quarter: 3rd 2011, -24.53%
Average Annual Total Returns % (for the periods ended December 31, 2015)
Average Annual Total Returns - Voya Emerging Markets Equity Dividend Fund		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A	[1]	(23.92%)	(7.59%)	3.47%		Dec. 21, 2005
Class A | After tax on distributions	[1]	(24.12%)	(8.33%)	2.42%
Class A | After tax on distributions with sale	[1]	(13.07%)	(5.27%)	2.11%
Class A | MSCI Emerging Markets Index	[1],[2]	(14.92%)	(4.81%)	3.61%
Class B	[1]	(23.84%)	(7.49%)		2.72%	Jan. 06, 2006
Class B | MSCI Emerging Markets Index	[1],[2]	(14.92%)	(4.81%)		3.07%
Class C	[1]	(20.66%)	(7.18%)		2.66%	Jan. 11, 2006
Class C | MSCI Emerging Markets Index	[1],[2]	(14.92%)	(4.81%)		2.95%
Class I	[1]	(19.08%)	(6.21%)		1.91%	May 08, 2006
Class I | MSCI Emerging Markets Index	[1],[2]	(14.92%)	(4.81%)		1.31%
Class O	[1]	(19.22%)	(6.47%)		(3.07%)	Jun. 04, 2008
Class O | MSCI Emerging Markets Index	[1],[2]	(14.92%)	(4.81%)		(2.68%)
Class W	[1]	(19.02%)	(6.27%)	4.20%		Aug. 05, 2011
Class W | MSCI Emerging Markets Index	[1],[2]	(14.92%)	(4.81%)	3.61%
[1]	Effective November 15, 2012, NNIP Advisors B.V. was appointed as the sub-adviser to the Fund along with changes to the Fund's name and principal investment strategies. Performance prior to November 15, 2012 is attributable to a different sub-adviser.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.